DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 54.6%
Aerospace & Defense - 0.8%
AAR Corp.	810	$ 33,736
Aerojet Rocketdyne Holdings, Inc.	1,760	82,650
AeroVironment, Inc. (A)	548	63,601
Cubic Corp.	775	57,792
Kaman Corp.	677	34,723
Moog, Inc., Class A	717	59,619
National Presto Industries, Inc.	127	12,963
Park Aerospace Corp.	458	6,055
Triumph Group, Inc.	1,275	23,434

		374,573

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (A)	668	40,374
Echo Global Logistics, Inc. (A)	650	20,417
Forward Air Corp.	672	59,680
Hub Group, Inc., Class A (A)	825	55,506

		175,977

Airlines - 0.4%
Allegiant Travel Co.	321	78,343
Hawaiian Holdings, Inc.	1,183	31,551
SkyWest, Inc.	1,229	66,956

		176,850

Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (A)	2,766	26,720
Cooper Tire & Rubber Co.	1,231	68,911
Cooper-Standard Holdings, Inc. (A)	413	15,000
Dorman Products, Inc. (A)	699	71,745
Gentherm, Inc. (A)	804	59,584
LCI Industries	614	81,220
Motorcar Parts of America, Inc. (A)	465	10,463
Patrick Industries, Inc.	540	45,900
Standard Motor Products, Inc.	491	20,416

		399,959

Automobiles - 0.1%
Winnebago Industries, Inc.	824	63,209

Banks - 5.4%
Allegiance Bancshares, Inc.	454	18,405
Ameris Bancorp	1,700	89,267
Banc of California, Inc.	1,089	19,689
BancFirst Corp.	456	32,235
BankUnited, Inc.	2,267	99,635
Banner Corp.	858	45,757
Berkshire Hills Bancorp, Inc.	1,246	27,811
Boston Private Financial Holdings, Inc.	2,013	26,813
Brookline Bancorp, Inc.	1,908	28,620
Cadence BanCorp	3,039	62,998
Central Pacific Financial Corp.	688	18,356
City Holding Co.	384	31,404
Columbia Banking System, Inc.	1,749	75,364
Community Bank System, Inc.	1,310	100,503
Customers Bancorp, Inc. (A)	717	22,815
CVB Financial Corp.	3,118	68,877
Dime Community Bancshares, Inc.	855	25,770
Eagle Bancorp, Inc.	776	41,291
FB Financial Corp.	761	33,834
First Bancorp	696	30,276

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
First BanCorp	5,328	$ 59,993
First Commonwealth Financial Corp.	2,348	33,741
First Financial Bancorp	2,377	57,048
First Hawaiian, Inc.	3,196	87,475
First Midwest Bancorp, Inc.	2,800	61,348
Great Western Bancorp, Inc.	1,345	40,740
Hanmi Financial Corp.	750	14,797
Heritage Financial Corp.	877	24,766
Hilltop Holdings, Inc.	1,585	54,096
Hope Bancorp, Inc.	3,010	45,331
Independent Bank Corp.	806	67,857
Independent Bank Group, Inc.	896	64,727
Investors Bancorp, Inc.	5,496	80,736
National Bank Holdings Corp., Class A	748	29,681
NBT Bancorp, Inc.	1,064	42,454
OFG Bancorp	1,255	28,388
Old National Bancorp	4,045	78,230
Pacific Premier Bancorp, Inc.	2,302	99,999
Park National Corp.	347	44,867
Preferred Bank	331	21,078
Renasant Corp.	1,373	56,815
S&T Bancorp, Inc.	959	32,126
Seacoast Banking Corp. of Florida (A)	1,349	48,888
ServisFirst Bancshares, Inc.	1,149	70,468
Simmons First National Corp., Class A	2,639	78,299
Southside Bancshares, Inc.	760	29,268
Tompkins Financial Corp.	296	24,479
Triumph Bancorp, Inc. (A)	553	42,797
United Community Banks, Inc.	2,118	72,266
Veritex Holdings, Inc.	1,207	39,493
Westamerica BanCorp	654	41,058

		2,473,029

Beverages - 0.2%
Celsius Holdings, Inc. (A)	655	31,473
Coca-Cola Consolidated, Inc.	113	32,632
MGP Ingredients, Inc.	322	19,046
National Beverage Corp.	569	27,830

		110,981

Biotechnology - 0.8%
Anika Therapeutics, Inc. (A)	350	14,277
Coherus Biosciences, Inc. (A)	1,564	22,850
Cytokinetics, Inc. (A) (B)	1,736	40,379
Eagle Pharmaceuticals, Inc. (A)	283	11,812
Enanta Pharmaceuticals, Inc. (A)	438	21,602
Myriad Genetics, Inc. (A)	1,836	55,906
REGENXBIO, Inc. (A)	851	29,028
Spectrum Pharmaceuticals, Inc. (A)	3,563	11,615
Vanda Pharmaceuticals, Inc. (A)	1,340	20,127
Vericel Corp. (A)	1,122	62,327
Xencor, Inc. (A)	1,415	60,930

		350,853

Building Products - 1.1%
AAON, Inc.	996	69,730
American Woodmark Corp. (A)	415	40,911
Apogee Enterprises, Inc.	635	25,959
Gibraltar Industries, Inc. (A)	795	72,750
Griffon Corp.	1,103	29,968
Insteel Industries, Inc.	472	14,556
PGT Innovations, Inc. (A)	1,451	36,638
Quanex Building Products Corp.	821	21,535

Transamerica ETF Trust	Page 1

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Resideo Technologies, Inc. (A)	3,495	$ 98,734
UFP Industries, Inc.	1,494	113,305

		524,086

Capital Markets - 0.5%
Blucora, Inc. (A)	1,178	19,602
Brightsphere Investment Group, Inc.	1,454	29,633
Donnelley Financial Solutions, Inc. (A)	724	20,149
Greenhill & Co., Inc.	357	5,883
Piper Sandler Cos.	336	36,842
StoneX Group, Inc. (A)	403	26,348
Virtus Investment Partners, Inc.	174	40,977
Waddell & Reed Financial, Inc., Class A	1,518	38,026
WisdomTree Investments, Inc.	2,743	17,144

		234,604

Chemicals - 1.5%
AdvanSix, Inc. (A)	684	18,345
American Vanguard Corp.	651	13,287
Balchem Corp.	791	99,199
Ferro Corp. (A)	2,011	33,905
FutureFuel Corp.	630	9,154
GCP Applied Technologies, Inc. (A)	1,178	28,908
Hawkins, Inc.	461	15,453
HB Fuller Co.	1,272	80,022
Innospec, Inc.	601	61,717
Koppers Holdings, Inc. (A)	515	17,901
Kraton Corp. (A)	778	28,467
Livent Corp. (A) (B)	3,579	61,988
Quaker Chemical Corp. (B)	323	78,738
Rayonier Advanced Materials, Inc. (A)	1,547	14,031
Stepan Co.	521	66,224
Tredegar Corp.	630	9,456
Trinseo SA	938	59,723

		696,518

Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	1,638	83,554
Brady Corp., Class A	1,184	63,285
CoreCivic, Inc.	2,921	26,435
Deluxe Corp.	1,026	43,051
Harsco Corp. (A)	1,927	33,048
HNI Corp.	1,048	41,459
Interface, Inc.	1,432	17,871
Matthews International Corp., Class A	773	30,572
Pitney Bowes, Inc.	4,230	34,855
Team, Inc. (A)	748	8,625
UniFirst Corp.	371	82,997
US Ecology, Inc. (A)	769	32,021
Viad Corp.	500	20,875

		518,648

Communications Equipment - 0.6%
ADTRAN, Inc.	1,180	19,682
Applied Optoelectronics, Inc. (A) (B)	600	5,016
CalAmp Corp. (A)	855	9,277
Comtech Telecommunications Corp.	636	15,798
Digi International, Inc. (A)	811	15,401
Extreme Networks, Inc. (A)	3,017	26,399
Harmonic, Inc. (A)	2,462	19,302
NETGEAR, Inc. (A)	747	30,702
Plantronics, Inc.	917	35,680
Viavi Solutions, Inc. (A)	5,584	87,669

		264,926

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.5%
Aegion Corp. (A)	747	$ 21,476
Arcosa, Inc.	1,176	76,546
Comfort Systems USA, Inc.	883	66,022
Granite Construction, Inc.	1,115	44,879
Matrix Service Co. (A)	647	8,482
MYR Group, Inc. (A)	410	29,385

		246,790

Construction Materials - 0.1%
US Concrete, Inc. (A)	389	28,521

Consumer Finance - 0.4%
Encore Capital Group, Inc. (A)	765	30,776
Enova International, Inc. (A)	886	31,435
EZCORP, Inc., Class A (A)	1,285	6,387
Green Dot Corp., Class A (A)	1,319	60,397
PRA Group, Inc. (A)	1,113	41,259
World Acceptance Corp. (A)	96	12,457

		182,711

Containers & Packaging - 0.2%
Myers Industries, Inc.	875	17,290
O-I Glass, Inc.	3,848	56,720

		74,010

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,103	42,675

Diversified Consumer Services - 0.1%
American Public Education, Inc. (A)	454	16,176
Perdoceo Education Corp. (A)	1,711	20,463
Regis Corp. (A) (B)	594	7,461

		44,100

Diversified Telecommunication Services - 0.4%
ATN International, Inc.	268	13,164
Cincinnati Bell, Inc. (A)	1,243	19,080
Cogent Communications Holdings, Inc.	1,034	71,098
Consolidated Communications Holdings, Inc. (A)	1,779	12,809
Vonage Holdings Corp. (A)	5,717	67,575

		183,726

Electrical Equipment - 0.3%
AZZ, Inc.	619	31,167
Encore Wire Corp.	504	33,833
Powell Industries, Inc.	217	7,350
Vicor Corp. (A)	518	44,045

		116,395

Electronic Equipment, Instruments & Components - 2.0%
Arlo Technologies, Inc. (A)	1,965	12,340
Badger Meter, Inc.	712	66,266
Bel Fuse, Inc., Class B	249	4,953
Benchmark Electronics, Inc.	887	27,426
CTS Corp.	790	24,537
Daktronics, Inc.	900	5,643
ePlus, Inc. (A)	330	32,881
Fabrinet (A)	900	81,351
FARO Technologies, Inc. (A)	440	38,091
Insight Enterprises, Inc. (A)	857	81,775
Itron, Inc. (A)	1,083	96,008
Knowles Corp. (A)	2,239	46,840
Methode Electronics, Inc.	939	39,419

Transamerica ETF Trust	Page 2

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
MTS Systems Corp.	475	$ 27,645
OSI Systems, Inc. (A)	408	39,209
PC Connection, Inc.	268	12,433
Plexus Corp. (A)	704	64,655
Rogers Corp. (A)	457	86,012
Sanmina Corp. (A)	1,585	65,587
ScanSource, Inc. (A)	621	18,599
TTM Technologies, Inc. (A)	2,424	35,148

		906,818

Energy Equipment & Services - 0.8%
Archrock, Inc.	3,133	29,732
Bristow Group, Inc. (A)	566	14,648
Core Laboratories NV	1,088	31,323
DMC Global, Inc.	376	20,402
Dril-Quip, Inc. (A)	865	28,744
Helix Energy Solutions Group, Inc. (A)	3,459	17,468
Helmerich & Payne, Inc.	2,633	70,986
Nabors Industries, Ltd.	158	14,765
Oceaneering International, Inc. (A)	2,425	27,693
Oil States International, Inc. (A)	1,490	8,985
Patterson-UTI Energy, Inc.	4,583	32,677
ProPetro Holding Corp. (A)	1,991	21,224
RPC, Inc. (A)	1,423	7,684
US Silica Holdings, Inc.	1,814	22,294

		348,625

Entertainment - 0.1%
Glu Mobile, Inc. (A)	3,671	45,814
Marcus Corp. (B)	574	11,474

		57,288

Equity Real Estate Investment Trusts - 3.8%
Acadia Realty Trust	2,107	39,970
Agree Realty Corp.	1,550	104,330
Alexander & Baldwin, Inc.	1,768	29,685
American Assets Trust, Inc.	1,225	39,739
Armada Hoffler Properties, Inc.	1,448	18,158
Brandywine Realty Trust	4,166	53,783
CareTrust, Inc.	2,341	54,510
Centerspace	317	21,556
Chatham Lodging Trust	1,148	15,108
Community Healthcare Trust, Inc.	551	25,412
DiamondRock Hospitality Co. (A)	5,129	52,829
Diversified Healthcare Trust	5,817	27,805
Easterly Government Properties, Inc.	2,005	41,564
Essential Properties Realty Trust, Inc.	2,611	59,609
Four Corners Property Trust, Inc.	1,858	50,909
Franklin Street Properties Corp.	2,358	12,851
GEO Group, Inc. (B)	2,962	22,985
Getty Realty Corp.	897	25,403
Global Net Lease, Inc.	2,211	39,931
Hersha Hospitality Trust (A)	891	9,400
Independence Realty Trust, Inc.	2,487	37,802
Industrial Logistics Properties Trust	1,594	36,869
Innovative Industrial Properties, Inc. (B)	584	105,213
iStar, Inc. (B)	1,804	32,075
Kite Realty Group Trust	2,058	39,699
Lexington Realty Trust	6,776	75,281
LTC Properties, Inc.	958	39,968
Mack-Cali Realty Corp.	2,104	32,570
National Storage Affiliates Trust	1,568	62,610
NexPoint Residential Trust, Inc.	551	25,396
Office Properties Income Trust	1,180	32,474
Retail Opportunity Investments Corp.	2,884	45,769
Retail Properties of America, Inc., Class A	5,240	54,915

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
RPT Realty	1,983	$ 22,626
Safehold, Inc. (B)	351	24,605
Saul Centers, Inc.	316	12,675
SITE Centers Corp.	4,071	55,203
Summit Hotel Properties, Inc.	2,581	26,223
Tanger Factory Outlet Centers, Inc. (B)	2,284	34,557
Uniti Group, Inc.	5,686	62,717
Universal Health Realty Income Trust	313	21,215
Urstadt Biddle Properties, Inc., Class A	735	12,238
Washington, REIT	2,064	45,614
Whitestone, REIT	975	9,458
Xenia Hotels & Resorts, Inc.	2,778	54,171

		1,747,480

Food & Staples Retailing - 0.4%
Andersons, Inc.	754	20,645
Chefs’ Warehouse, Inc. (A)	783	23,850
PriceSmart, Inc.	570	55,147
SpartanNash Co.	882	17,314
United Natural Foods, Inc. (A)	1,371	45,161

		162,117

Food Products - 0.6%
B&G Foods, Inc. (B)	1,579	49,044
Cal-Maine Foods, Inc. (A)	912	35,039
Calavo Growers, Inc.	406	31,522
Fresh Del Monte Produce, Inc.	740	21,186
J & J Snack Foods Corp.	366	57,473
John B Sanfilippo & Son, Inc.	217	19,610
Seneca Foods Corp., Class A (A)	163	7,676
Simply Good Foods Co. (A)	2,057	62,574

		284,124

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	427	49,566
NorthWest Natural Holding Co.	747	40,301
South Jersey Industries, Inc.	2,456	55,456

		145,323

Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	927	21,692
Cardiovascular Systems, Inc. (A)	981	37,612
CONMED Corp.	707	92,327
CryoLife, Inc. (A)	951	21,474
Cutera, Inc. (A)	430	12,921
Glaukos Corp. (A) (B)	1,118	93,834
Heska Corp. (A)	242	40,767
Inogen, Inc. (A)	451	23,687
Integer Holdings Corp. (A)	805	74,140
Invacare Corp.	840	6,737
Lantheus Holdings, Inc. (A)	1,635	34,940
LeMaitre Vascular, Inc.	412	20,097
Meridian Bioscience, Inc. (A)	1,053	27,641
Merit Medical Systems, Inc. (A)	1,197	71,676
Mesa Laboratories, Inc.	119	28,976
Natus Medical, Inc. (A)	827	21,179
OraSure Technologies, Inc. (A)	1,757	20,504
Orthofix Medical, Inc. (A)	476	20,635
Surmodics, Inc. (A)	336	18,840
Tactile Systems Technology, Inc. (A)	476	25,937
Varex Imaging Corp. (A)	957	19,609
Zynex, Inc. (A) (B)	476	7,269

		742,494

Transamerica ETF Trust	Page 3

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.1%
Addus HomeCare Corp. (A)	367	$ 38,385
AMN Healthcare Services, Inc. (A)	1,152	84,902
Community Health Systems, Inc. (A)	2,975	40,222
CorVel Corp. (A)	223	22,878
Covetrus, Inc. (A)	2,428	72,767
Cross Country Healthcare, Inc. (A)	852	10,642
Ensign Group, Inc.	1,255	117,769
Fulgent Genetics, Inc. (A) (B)	430	41,547
Hanger, Inc. (A)	931	21,245
Magellan Health, Inc. (A)	564	52,587
MEDNAX, Inc. (A)	2,091	53,258
ModivCare, Inc. (A)	301	44,584
Owens & Minor, Inc.	1,794	67,436
Pennant Group, Inc. (A)	621	28,442
R1 RCM, Inc. (A)	2,996	73,941
RadNet, Inc. (A)	1,046	22,751
Select Medical Holdings Corp. (A)	2,634	89,819
Tivity Health, Inc. (A)	924	20,624
US Physical Therapy, Inc.	314	32,687

		936,486

Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (A)	3,419	51,336
Computer Programs & Systems, Inc.	308	9,425
HealthStream, Inc. (A)	615	13,739
NextGen Healthcare, Inc. (A)	1,358	24,580
Omnicell, Inc. (A)	1,051	136,493
Simulations Plus, Inc. (B)	370	23,399
Tabula Rasa HealthCare, Inc. (A) (B)	548	25,236

		284,208

Hotels, Restaurants & Leisure - 1.1%
BJ’s Restaurants, Inc. (A)	566	32,873
Bloomin’ Brands, Inc.	1,960	53,018
Brinker International, Inc.	1,110	78,877
Cheesecake Factory, Inc.	1,029	60,207
Chuy’s Holdings, Inc. (A)	481	21,318
Dave & Buster’s Entertainment, Inc. (A)	1,163	55,708
Dine Brands Global, Inc.	406	36,552
El Pollo Loco Holdings, Inc. (A)	463	7,463
Fiesta Restaurant Group, Inc. (A)	430	5,414
Monarch Casino & Resort, Inc. (A)	315	19,095
Red Robin Gourmet Burgers, Inc. (A)	380	15,158
Ruth’s Hospitality Group, Inc.	777	19,293
Shake Shack, Inc., Class A (A)	886	99,914

		504,890

Household Durables - 1.4%
Cavco Industries, Inc. (A)	209	47,153
Century Communities, Inc. (A)	708	42,707
Ethan Allen Interiors, Inc.	535	14,771
Installed Building Products, Inc.	550	60,984
iRobot Corp. (A) (B)	688	84,060
La-Z-Boy, Inc.	1,130	48,002
LGI Homes, Inc. (A)	537	80,179
M/I Homes, Inc. (A)	711	41,999
MDC Holdings, Inc.	1,351	80,249
Meritage Homes Corp. (A)	916	84,199
Tupperware Brands Corp. (A)	1,201	31,718
Universal Electronics, Inc. (A)	337	18,525

		634,546

Household Products - 0.4%
Central Garden & Pet Co. (A)	238	13,806

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Central Garden & Pet Co., Class A (A)	959	$ 49,763
WD-40 Co.	334	102,264

		165,833

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	875	33,539

Insurance - 1.3%
Ambac Financial Group, Inc. (A)	1,119	18,732
American Equity Investment Life Holding Co.	2,097	66,118
AMERISAFE, Inc.	472	30,208
Assured Guaranty, Ltd.	1,870	79,064
eHealth, Inc. (A)	633	46,038
Employers Holdings, Inc.	694	29,884
HCI Group, Inc. (B)	152	11,677
Horace Mann Educators Corp.	1,011	43,685
James River Group Holdings, Ltd.	751	34,261
Palomar Holdings, Inc. (A)	530	35,531
ProAssurance Corp.	1,316	35,216
Safety Insurance Group, Inc.	345	29,066
SiriusPoint, Ltd. (A)	2,079	21,143
Stewart Information Services Corp.	653	33,975
Trupanion, Inc. (A)	810	61,730
United Fire Group, Inc.	527	18,340
United Insurance Holdings Corp.	505	3,641
Universal Insurance Holdings, Inc.	693	9,938

		608,247

Interactive Media & Services - 0.1%
QuinStreet, Inc. (A)	1,197	24,299

Internet & Direct Marketing Retail - 0.4%
Liquidity Services, Inc. (A)	657	12,207
PetMed Express, Inc. (B)	495	17,412
Shutterstock, Inc.	540	48,081
Stamps.com, Inc. (A)	449	89,580

		167,280

IT Services - 0.9%
BM Technologies, Inc. (A)	83	967
Cardtronics PLC, Class A (A)	882	34,222
CSG Systems International, Inc.	797	35,777
EVERTEC, Inc.	1,462	54,416
ExlService Holdings, Inc. (A)	817	73,661
NIC, Inc.	1,640	55,645
Perficient, Inc. (A)	806	47,328
Sykes Enterprises, Inc. (A)	967	42,625
TTEC Holdings, Inc.	445	44,700
Unisys Corp. (A)	1,539	39,122

		428,463

Leisure Products - 0.3%
Callaway Golf Co.	2,301	61,552
Sturm Ruger & Co., Inc.	428	28,278
Vista Outdoor, Inc. (A) (B)	1,424	45,667

		135,497

Life Sciences Tools & Services - 0.4%
Luminex Corp.	1,060	33,814
NeoGenomics, Inc. (A) (B)	2,855	137,697

		171,511

Machinery - 3.1%
Alamo Group, Inc.	241	37,632
Albany International Corp., Class A	750	62,603

Transamerica ETF Trust	Page 4

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Astec Industries, Inc.	552	$ 41,632
Barnes Group, Inc.	1,138	56,377
Chart Industries, Inc. (A)	868	123,560
CIRCOR International, Inc. (A)	488	16,992
Enerpac Tool Group Corp.	1,462	38,187
EnPro Industries, Inc.	502	42,806
ESCO Technologies, Inc.	636	69,254
Federal Signal Corp.	1,478	56,607
Franklin Electric Co., Inc.	937	73,967
Greenbrier Cos., Inc.	801	37,823
Hillenbrand, Inc.	1,832	87,405
John Bean Technologies Corp.	775	103,338
Lindsay Corp.	265	44,154
Lydall, Inc. (A)	414	13,968
Meritor, Inc. (A)	1,771	52,103
Mueller Industries, Inc.	1,394	57,642
Proto Labs, Inc. (A)	674	82,059
SPX Corp. (A)	1,101	64,155
SPX Flow, Inc.	1,029	65,167
Standex International Corp.	302	28,862
Tennant Co.	452	36,110
Titan International, Inc.	1,230	11,414
Wabash National Corp.	1,271	23,895
Watts Water Technologies, Inc., Class A	671	79,722

		1,407,434

Marine - 0.2%
Matson, Inc.	1,060	70,702
SEACOR Holdings, Inc. (A)	468	19,071

		89,773

Media - 0.4%
AMC Networks, Inc., Class A (A)	732	38,913
EW Scripps Co., Class A	1,398	26,939
Gannett Co., Inc. (A)	3,225	17,351
Meredith Corp.	990	29,482
Scholastic Corp.	733	22,071
TechTarget, Inc. (A)	577	40,073

		174,829

Metals & Mining - 0.7%
Allegheny Technologies, Inc. (A)	3,096	65,202
Arconic Corp. (A)	2,390	60,682
Carpenter Technology Corp.	1,173	48,269
Century Aluminum Co. (A)	1,231	21,739
Haynes International, Inc.	310	9,198
Kaiser Aluminum Corp.	386	42,653
Materion Corp.	496	32,855
Olympic Steel, Inc.	222	6,538
SunCoke Energy, Inc.	2,022	14,174
TimkenSteel Corp. (A)	926	10,881
Warrior Met Coal, Inc.	1,254	21,481

		333,672

Mortgage Real Estate Investment Trusts - 0.6%
Apollo Commercial Real Estate Finance, Inc.	3,141	43,880
ARMOUR Residential, Inc. (B)	1,594	19,447
Capstead Mortgage Corp.	2,363	14,722
Granite Point Mortgage Trust, Inc.	1,345	16,100
Invesco Mortgage Capital, Inc. (B)	5,635	22,596
KKR Real Estate Finance Trust, Inc.	665	12,229
New York Mortgage Trust, Inc.	9,264	41,410
PennyMac Mortgage Investment Trust	2,390	46,844

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (continued)
Ready Capital Corp. (B)	1,424	$ 19,110
Redwood Trust, Inc.	2,737	28,492

		264,830

Multi-Utilities - 0.2%
Avista Corp.	1,691	80,745

Multiline Retail - 0.4%
Big Lots, Inc.	824	56,279
Macy’s, Inc.	7,581	122,737

		179,016

Oil, Gas & Consumable Fuels - 1.3%
Bonanza Creek Energy, Inc. (A)	453	16,186
Callon Petroleum Co. (A)	1,127	43,446
Consol Energy, Inc. (A)	731	7,105
Dorian LPG, Ltd. (A)	668	8,771
Green Plains, Inc. (A) (B)	1,030	27,882
Laredo Petroleum, Inc. (A)	220	6,613
Matador Resources Co.	2,680	62,846
Par Pacific Holdings, Inc. (A)	976	13,781
PBF Energy, Inc., Class A	2,346	33,196
PDC Energy, Inc. (A)	2,436	83,799
Penn Virginia Corp. (A) (B)	371	4,971
Range Resources Corp. (A)	6,313	65,213
Renewable Energy Group, Inc. (A)	1,082	71,455
REX American Resources Corp. (A)	129	10,858
SM Energy Co.	2,605	42,644
Southwestern Energy Co. (A)	15,808	73,507
Talos Energy, Inc. (A)	774	9,319

		581,592

Paper & Forest Products - 0.2%
Clearwater Paper Corp. (A)	405	15,236
Glatfelter Corp.	1,083	18,574
Mercer International, Inc.	965	13,886
Neenah, Inc.	411	21,117
Schweitzer-Mauduit International, Inc.	767	37,560

		106,373

Personal Products - 0.4%
Edgewell Personal Care Co.	1,325	52,470
elf Beauty, Inc. (A)	938	25,167
Inter Parfums, Inc.	433	30,713
Medifast, Inc.	287	60,792
USANA Health Sciences, Inc. (A)	290	28,304

		197,446

Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc. (A)	893	16,360
ANI Pharmaceuticals, Inc. (A)	235	8,493
Collegium Pharmaceutical, Inc. (A)	849	20,121
Corcept Therapeutics, Inc. (A)	2,578	61,331
Endo International PLC (A)	5,628	41,704
Innoviva, Inc. (A)	1,535	18,343
Lannett Co., Inc. (A) (B)	832	4,393
Pacira BioSciences, Inc. (A)	1,071	75,066
Phibro Animal Health Corp., Class A	495	12,078
Prestige Consumer Healthcare, Inc. (A)	1,217	53,645
Supernus Pharmaceuticals, Inc. (A)	1,292	33,825

		345,359

Professional Services - 0.7%
Exponent, Inc.	1,265	123,274
Forrester Research, Inc. (A)	269	11,427

Transamerica ETF Trust	Page 5

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	473	$ 16,896
Kelly Services, Inc., Class A	816	18,172
Korn Ferry	1,318	82,204
ManTech International Corp., Class A	667	57,996
Resources Connection, Inc.	746	10,101
TrueBlue, Inc. (A)	866	19,069

		339,139

Real Estate Management & Development - 0.2%
Marcus & Millichap, Inc. (A)	587	19,782
RE/MAX Holdings, Inc., Class A	454	17,883
Realogy Holdings Corp. (A) (B)	2,820	42,666
St. Joe Co.	762	32,690

		113,021

Road & Rail - 0.5%
ArcBest Corp.	620	43,629
Heartland Express, Inc.	1,191	23,320
Marten Transport, Ltd.	1,434	24,335
Saia, Inc. (A)	643	148,263

		239,547

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc.	935	102,074
Axcelis Technologies, Inc. (A)	824	33,858
CEVA, Inc. (A)	557	31,275
Cohu, Inc.	1,151	48,158
Diodes, Inc. (A)	1,027	81,996
DSP Group, Inc. (A)	536	7,638
FormFactor, Inc. (A)	1,898	85,619
Ichor Holdings, Ltd. (A)	685	36,853
Kulicke & Soffa Industries, Inc.	1,516	74,451
MaxLinear, Inc. (A)	1,656	56,436
Onto Innovation, Inc. (A)	1,192	78,326
PDF Solutions, Inc. (A)	715	12,713
Photronics, Inc. (A)	1,548	19,907
Power Integrations, Inc.	1,466	119,450
Rambus, Inc. (A)	2,728	53,032
SMART Global Holdings, Inc. (A)	345	15,877
Ultra Clean Holdings, Inc. (A)	992	57,576
Veeco Instruments, Inc. (A)	1,214	25,178

		940,417

Software - 1.5%
8x8, Inc. (A)	2,624	85,122
Agilysys, Inc. (A)	496	23,788
Alarm.com Holdings, Inc. (A)	1,102	95,191
Bottomline Technologies de, Inc. (A)	949	42,942
Ebix, Inc. (B)	575	18,417
LivePerson, Inc. (A)	1,539	81,167
MicroStrategy, Inc., Class A (A) (B)	186	126,257
Onespan, Inc. (A)	828	20,286
Progress Software Corp.	1,080	47,585
SPS Commerce, Inc. (A)	869	86,300
Xperi Holding Corp.	2,558	55,688

		682,743

Specialty Retail - 3.1%
Aaron’s Co., Inc.	835	21,443
Abercrombie & Fitch Co., Class A	1,523	52,254
America’s Car-Mart, Inc. (A)	150	22,856
Asbury Automotive Group, Inc. (A)	472	92,748
Barnes & Noble Education, Inc. (A)	743	6,048
Bed Bath & Beyond, Inc.	2,959	86,255
Boot Barn Holdings, Inc. (A)	708	44,115

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Buckle, Inc.	700	$ 27,496
Caleres, Inc.	925	20,165
Cato Corp., Class A	481	5,772
Chico’s FAS, Inc.	2,928	9,692
Children’s Place, Inc. (A)	356	24,813
Conn’s, Inc. (A)	471	9,161
Designer Brands, Inc., Class A	1,437	25,004
GameStop Corp., Class A (A)	1,336	253,600
Genesco, Inc. (A)	348	16,530
Group 1 Automotive, Inc.	415	65,483
Guess?, Inc.	916	21,526
Haverty Furniture Cos., Inc.	408	15,174
Hibbett Sports, Inc. (A)	405	27,900
Lumber Liquidators Holdings, Inc. (A)	706	17,735
MarineMax, Inc. (A)	540	26,654
Michaels Cos., Inc. (A)	1,729	37,934
Monro, Inc.	816	53,693
ODP Corp.	1,307	56,580
Rent-A-Center, Inc.	1,196	68,961
Sally Beauty Holdings, Inc. (A)	2,754	55,438
Shoe Carnival, Inc.	210	12,995
Signet Jewelers, Ltd. (A)	1,278	74,098
Sleep Number Corp. (A)	620	88,964
Sonic Automotive, Inc., Class A	571	28,304
Zumiez, Inc. (A)	510	21,879

		1,391,270

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (A)	3,031	83,171
Diebold Nixdorf, Inc. (A)	1,909	26,974

		110,145

Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (A)	1,598	128,559
Fossil Group, Inc. (A)	1,144	14,186
G-III Apparel Group, Ltd. (A)	1,063	32,039
Kontoor Brands, Inc. (B)	1,149	55,761
Movado Group, Inc.	405	11,522
Oxford Industries, Inc.	412	36,017
Steven Madden, Ltd.	1,889	70,384
Unifi, Inc. (A)	365	10,059
Vera Bradley, Inc. (A)	538	5,434
Wolverine World Wide, Inc.	2,014	77,177

		441,138

Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc. (A)	1,254	58,951
Capitol Federal Financial, Inc.	3,152	41,748
Flagstar Bancorp, Inc.	1,158	52,226
HomeStreet, Inc.	532	23,445
Meta Financial Group, Inc.	787	35,659
Mr. Cooper Group, Inc. (A)	1,725	59,961
NMI Holdings, Inc., Class A (A)	2,083	49,242
Northfield Bancorp, Inc.	1,147	18,260
Northwest Bancshares, Inc.	3,099	44,781
Provident Financial Services, Inc.	1,766	39,346
TrustCo Bank Corp.	2,354	17,349
Walker & Dunlop, Inc.	716	73,562
WSFS Financial Corp.	1,160	57,756

		572,286

Tobacco - 0.2%
Universal Corp.	599	35,335
Vector Group, Ltd.	3,125	43,594

		78,929

Transamerica ETF Trust	Page 6

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	946	$ 86,247
Boise Cascade Co.	957	57,257
DXP Enterprises, Inc. (A)	400	12,068
GMS, Inc. (A)	1,046	43,670
NOW, Inc. (A)	2,684	27,082
Veritiv Corp. (A)	304	12,932

		239,256

Water Utilities - 0.3%
American States Water Co.	901	68,133
California Water Service Group	1,229	69,242

		137,375

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	1,219	59,500
Spok Holdings, Inc.	435	4,563

		64,063

Total Common Stocks (Cost $17,940,889)		24,882,607

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 21.7%
U.S. Treasury - 21.7%
U.S. Treasury Note 0.75%, 03/31/2026	$ 9,990,000	9,897,905

Total U.S. Government Obligation (Cost $9,911,562)		9,897,905

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 23.3%
U.S. Cash Management Bill 0.01% (C), 06/29/2021	10,629,000	10,628,605

Total Short-Term U.S. Government Obligation (Cost $10,628,803)		10,628,605

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.4%
Money Market Fund - 0.4%
State Street Institutional Treasury Money Market Fund, 0.01% (C)	165,623	165,623

Total Short-Term Investment Company (Cost $165,623)		165,623

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	296,240	296,240

Total Other Investment Company (Cost $296,240)		296,240

Total Investments (Cost $38,943,117)		45,870,980
Net Other Assets (Liabilities) - (0.6)%		(263,995)

Net Assets - 100.0%		$ 45,606,985

Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	2	06/18/2021	$224,426	$222,250	$—	$(2,176)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$24,882,607	$—	$—	$24,882,607
U.S. Government Obligation	—	9,897,905	—	9,897,905
Short-Term U.S. Government Obligation	—	10,628,605	—	10,628,605
Short-Term Investment Company	165,623	—	—	165,623
Other Investment Company	296,240	—	—	296,240

Total Investments	$25,344,470	$20,526,510	$—	$45,870,980

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(2,176)	$—	$—	$(2,176)

Total Other Financial Instruments	$(2,176)	$—	$—	$(2,176)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $936,595, collateralized by cash collateral of $296,240 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $662,282. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica ETF Trust	Page 8

DeltaShares® S&P 600 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica ETF Trust	Page 9

DeltaShares® S&P 600 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 10